Description of Business and Basis of Presentation - Summary of Reverse Recapitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reverse Recapitalization [Line Items]
Cash		$ 0	$ 251,109	$ 251,109
Less: Redemptions	$ (64)
Cash - PIPE	150,000
Less: Consideration paid to selling stockholders	(329,560)	0		(329,560)
Less: Transaction Costs	(33,534)	$ 0		$ (32,688)
Net contributions from Merger and PIPE	38,015
Less: Warrant liability	(44,272)
Total	(6,257)
FinServ Trust
Schedule Of Reverse Recapitalization [Line Items]
Cash	251,059
FinServ Operating
Schedule Of Reverse Recapitalization [Line Items]
Cash	$ 114